Filed Pursuant to Rule 485(b)

Registration No.         2-71299

811-3153

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 223	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 229	☒

RUSSELL INVESTMENT COMPANY

(Exact Name of Registrant as Specified in Charter)

1301 Second Avenue, 18th Floor, Seattle, Washington	98101
(Address of Principal Executive Office)	(ZIP Code)

Registrant’s Telephone Number, including area code: 206/505-7877

Mary Beth Rhoden Albaneze Associate General Counsel Russell Investment Company 1301 Second Avenue, 18th Floor Seattle, Washington 98101 206-505-4846	John V. O’Hanlon, Esq. Dechert LLP One International Place, 40th Floor Boston, Massachusetts 02110 617-728-7100

(Name and Address of Agent for Service)

Approximate date of commencement of proposed public offering: As soon as practical after the effective date of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on , pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Russell Investment Company, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) of the Securities Act of 1933. The Registrant has duly caused this Post-Effective Amendment No. 223 to its Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, in the City of Seattle, and State of Washington, on this 2nd day of September, 2016.

RUSSELL INVESTMENT COMPANY
Registrant

By:	*
Mark E. Swanson, President and Chief Executive Officer, Treasurer and Chief Accounting Officer

/s/ Jessica Gates
* By Jessica Gates
Attorney-in-fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on September 2, 2016.

Signatures	Signatures

*	*
Mark E. Swanson, President and	Thaddas L. Alston, Trustee
Chief Executive Officer, Treasurer and Chief Accounting Officer

*	*
Kristianne Blake, Trustee	Cheryl Burgermeister, Trustee

*	*
Daniel P. Connealy, Trustee	Katherine W. Krysty, Trustee

*	*
Raymond P. Tennison, Jr., Trustee	Jack R. Thompson, Trustee

/s/ Jessica Gates
* By Jessica Gates
Attorney-in-fact

*	Executed pursuant to powers of attorney filed herewith.

POWERS OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned Trustees and Officers of Russell Investment Company (the “Trust”) do hereby severally constitute and appoint Mary Beth Rhoden Albaneze and Jessica Gates, or either of them, the true and lawful agents and attorneys-in-fact of the undersigned with respect to all matters arising in connection with the Trust’s Registration Statement on Form N-1A (File Nos. 002-71299 and 811-3153), Post-Effective Amendments and any and all amendments or supplements thereto and any other of the Trust’s filings with the Securities Exchange Commission, including proxy statements, with full power and authority to execute said Registration Statement, Post-Effective Amendment or filing for and on behalf of the undersigned, in our names and in the capacity indicated below, and to file the same, together with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission. The undersigned hereby give to said agents and attorneys-in-fact full power and authority to act in the premises, including, but not limited to, the power to appoint a substitute or substitutes to act hereunder with the same power and authority as said agents and attorneys-in-fact would have if personally acting. The undersigned hereby ratify and confirm all that said agents and attorneys-in-fact, or any substitute or substitutes, may do by virtue hereof. These powers of attorney will terminate on August 31, 2017.

WITNESS the due execution hereof on the date and in the capacity set forth below.

SIGNATURE	TITLE	DATE

/s/ Mark E. Swanson Mark E. Swanson	President and Chief Executive Officer, Treasurer and Chief Accounting Officer	September 1, 2016

/s/ Thaddas L. Alston Thaddas L. Alston	Trustee	September 1, 2016

/s/ Kristianne Blake Kristianne Blake	Trustee	September 1, 2016

/s/ Cheryl Burgermeister Cheryl Burgermeister	Trustee	September 1, 2016

/s/ Daniel P. Connealy Daniel P. Connealy	Trustee	September 1, 2016

/s/ Katherine W. Krysty Katherine W. Krysty	Trustee	September 1, 2016

/s/ Raymond P. Tennison, Jr. Raymond P. Tennison, Jr.	Trustee	September 1, 2016

/s/ Jack R. Thompson Jack R. Thompson	Trustee	September 1, 2016

EXHIBIT INDEX

Exhibit Index	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase